Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB GLOBAL BOND FUND, INC.
Entity Central Index Key	0000883676
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000028113
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class A
Trading Symbol	ANAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$9,575	$10,000
09/16	$10,220	$10,654
09/17	$10,332	$10,636
09/18	$10,298	$10,723
09/19	$11,182	$11,865
09/20	$11,468	$12,356
09/21	$11,574	$12,287
09/22	$10,020	$10,806
09/23	$10,137	$11,032
09/24	$11,273	$12,205
09/25	$11,593	$12,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	2.84%	0.22%	1.93%
Class A (with sales charges)	-1.50%	-0.64%	1.49%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.A.01853W105.html#performance for the most recent performance information.

AssetsNet	$ 6,469,631,971
Holdings Count | Holding	1,754
Advisory Fees Paid, Amount	$ 27,086,084
InvestmentCompanyPortfolioTurnover	301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Material Fund Change [Text Block]
C000057412
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Advisor Class
Trading Symbol	ANAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,701	$10,654
09/17	$10,845	$10,636
09/18	$10,839	$10,723
09/19	$11,799	$11,865
09/20	$12,131	$12,356
09/21	$12,274	$12,287
09/22	$10,664	$10,806
09/23	$10,800	$11,032
09/24	$12,044	$12,205
09/25	$12,418	$12,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class	3.10%	0.47%	2.19%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.Advisor.01853W709.html#performance for the most recent performance information.

AssetsNet	$ 6,469,631,971
Holdings Count | Holding	1,754
Advisory Fees Paid, Amount	$ 27,086,084
InvestmentCompanyPortfolioTurnover	301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Material Fund Change [Text Block]
C000028115
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class C
Trading Symbol	ANACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,613	$10,654
09/17	$10,648	$10,636
09/18	$10,515	$10,723
09/19	$11,342	$11,865
09/20	$11,531	$12,356
09/21	$11,562	$12,287
09/22	$9,947	$10,806
09/23	$9,972	$11,032
09/24	$10,996	$12,205
09/25	$11,222	$12,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	2.05%	-0.54%	1.16%
Class C (with sales charges)	1.06%	-0.54%	1.16%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.C.01853W303.html#performance for the most recent performance information.

AssetsNet	$ 6,469,631,971
Holdings Count | Holding	1,754
Advisory Fees Paid, Amount	$ 27,086,084
InvestmentCompanyPortfolioTurnover	301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Material Fund Change [Text Block]
C000057411
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class I
Trading Symbol	ANAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,701	$10,654
09/17	$10,846	$10,636
09/18	$10,842	$10,723
09/19	$11,804	$11,865
09/20	$12,133	$12,356
09/21	$12,290	$12,287
09/22	$10,665	$10,806
09/23	$10,799	$11,032
09/24	$12,037	$12,205
09/25	$12,391	$12,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	2.93%	0.42%	2.17%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.I.01853W600.html#performance for the most recent performance information.

AssetsNet	$ 6,469,631,971
Holdings Count | Holding	1,754
Advisory Fees Paid, Amount	$ 27,086,084
InvestmentCompanyPortfolioTurnover	301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Material Fund Change [Text Block]
C000135460
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class Z
Trading Symbol	ANAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,718	$10,654
09/17	$10,856	$10,636
09/18	$10,858	$10,723
09/19	$11,828	$11,865
09/20	$12,163	$12,356
09/21	$12,326	$12,287
09/22	$10,702	$10,806
09/23	$10,841	$11,032
09/24	$12,111	$12,205
09/25	$12,453	$12,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Z	2.83%	0.47%	2.22%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.Z.01853W808.html#performance for the most recent performance information.

AssetsNet	$ 6,469,631,971
Holdings Count | Holding	1,754
Advisory Fees Paid, Amount	$ 27,086,084
InvestmentCompanyPortfolioTurnover	301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Material Fund Change [Text Block]